Financial Highlights (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Highlights [Line Items]
Net asset value per Share, beginning of period	$ 48.83	$ 50.43	$ 49.52
Net investment loss	$ (0.46)	$ (0.46)	$ (0.42)
Net realized and unrealized gain (loss)	$ 2.46	$ (1.14)	$ 1.33
Net increase (decrease) in net assets from operations	$ 2.00	$ (1.60)	$ 0.91
Net asset value per Share, end of period	$ 50.83	$ 48.83	$ 50.43
Net investment loss	(0.93%)	(0.92%)	(0.84%)
Expenses	1.04%	1.02%	1.01%
Total return	4.10%	(3.17%)	1.84%